Segment information	Mar. 06, 2019
Segment information [abstract]
Disclosure of entity's operating segments
4.	Segment information
The Group has three reporting segments, including Mass Participation, Spectator Sports and DPSS.
The Group’s CODM assesses the performance of the reporting segments mainly based on revenue and gross profit of each reporting segment. Thus, the segment result presents revenues, cost of sales and gross profit for each segment, which is in line with CODM’s performance review.
Mass Participation
The Group generates revenues within the Mass Participation segment primarily from registration fees and other event fees (such as host city fees), and otherwise monetized intellectual property through event and product licensing, sponsorship, merchandising and media distribution.
The Group’s cost of sales for the Mass Participation segment primarily consists of merchandise costs, costs for outsourced services, costs directly linked to event organization, such as event labor costs that can be directly linked to particular events, event supplies costs, media expenses, equipment costs and other costs.
Spectator Sports
The Group generates revenues within the Spectator Sports segment primarily from media distribution, sponsorship and marketing, commissions and agency fees in relation to football, winter sports and summer sports.
The Group’s cost of sales for the Spectator Sports segment primarily consists of acquisition costs for media rights, marketing and advertising rights, general event organization costs, media production costs, project related travel costs, project related consulting costs, advertisement material production costs, as well as costs for hospitality, purchase of tickets, and LED services.
DPSS
The Group generates revenues within the DPSS segment primarily through providing various services (including digital media solutions, media and program production, host broadcasting, marketing services, event operations services, brand development services and advertising solutions) to rights owners and other stakeholders in the sports ecosystem.
There were no material inter-segment sales during the periods presented. The revenues reported to the CODM are measured in a manner consistent with that applied in the consolidated statement of profit or loss.
The Group’s cost of sales for the DPSS segment primarily consists of external media production costs, project related personnel costs, service and consulting costs, as well as other project related costs.

The segment results for the years ended December 31, 2019, 2018 and 2017 are as follows:

December 31, 2019	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	326,917	567,279	135,884	—	1,030,080

Cost of sales	209,501	382,521	94,338	—	686,360

Segment gross profit	117,416	184,758	41,546	—	343,720

December 31, 2018	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	284,081	523,826	321,279	—	1,129,186

Cost of sales	183,225	315,664	264,904	—	763,793

Segment gross profit	100,856	208,162	56,375	—	365,393

December 31, 2017	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	251,450	547,072	156,076	—	954,598

Cost of sales	161,168	349,018	113,907	—	624,093

Segment gross profit	90,282	198,054	42,169	—	330,505

The reconciliation of segment gross profit to profit before income tax is shown in the consolidated statement of profit or loss.
Geographical information
The Group’s businesses operate across the world. For the years ended December 31, 2019, 2018 and 2017, the geographic information on total revenues is as follows:

	2019	2018	2017
Revenue from external customers	€	€	€
Europe	637,688	768,790	616,094
America	184,552	188,663	166,720
Asia	167,428	128,956	137,491
Oceania	27,102	23,530	20,905
Africa	13,310	19,247	13,388

Total	1,030,080	1,129,186	954,598

As the Group conducts its business with
non-current
assets held in different geographical locations during the year, the necessary information to disclose the accurate geographical location of non-current
assets is not available.